PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Aircraft [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances	$ 2,338,042		$ 2,768,540	$ 2,456,333
Total changes	(236,300)		(430,498)	312,207
Final balances	2,101,742		2,338,042	2,768,540
Additions	537,995			732,489
Fleet rejection	(573,047)	[1]	(9,090)
Depreciation expense	(317,616)		(395,936)	(377,911)
Cumulative translate adjustment	(574)		(6,578)	(2,046)
Other increases (decreases)	116,942	[2]	(18,894)	(40,325)
Others [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances	68,277		101,158	92,111
Total changes	(15,270)		(32,881)	9,047
Final balances	53,007		68,277	101,158
Additions	1,406		399	20,675
Fleet rejection	(4,577)	[1]
Depreciation expense	(16,597)		(22,492)	(22,473)
Cumulative translate adjustment	(1,933)		(11,173)	(2,515)
Other increases (decreases)	6,431	[2]	385	13,360
Right-of-use assets [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of right of use assets [Line Items]
Opening balances	2,406,319		2,869,698	2,548,444
Total changes	(251,570)		(463,379)	321,254
Final balances	2,154,749		2,406,319	2,869,698
Additions	539,401		399	753,164
Fleet rejection	(577,624)	[1]	(9,090)
Depreciation expense	(334,213)		(418,428)	(400,384)
Cumulative translate adjustment	(2,507)		(17,751)	(4,561)
Other increases (decreases)	$ 123,373	[2]	$ (18,509)	$ (26,965)

[1]	Include aircraft lease rejection due to Chapter 11.
[2]	Include the amendment of 109 aircraft lease contract (1 A319, 37 A320, 12 A320N, 19 A321, 1 B767, 6 B777 and 16 B787).